Private Placement - Additional Information (Detail) - Private Placement [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Common stock, conversion basis	Each Private Placement Unit consists of one share of Class A common stock and one-half of one warrant.	Each Private Placement Unit consists of one share of Class A common stock and one-half of one warrant.
Warrant [Member]
Class of warrant or right, exercise price of warrants or rights	$ 11.5	$ 11.5
Sponsor And Cantor [Member] | Private Placement Units [Member]
Sale of stock, number of shares issued in transaction	910,000	910,000
Sale of stock, price per share	$ 10	$ 10
Proceeds from issuance of private placement	$ 9,100,000	$ 9,100,000
Common Stock Class A [Member] | Warrant [Member]
Class of warrants or rights, number of securities called by each warrant or right	1	1